Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-term Debt [Text Block]
Short-term Borrowings
The following table presents the composition of our short-term borrowings portfolio.

	2012			2011
December 31, ($ in millions)	Unsecured	Secured (a)	Total	Unsecured	Secured (a)	Total
Demand notes	$3,094	$—	$3,094	$2,756	$—	$2,756
Bank loans and overdrafts	167	—	167	1,613	—	1,613
Federal Home Loan Bank	—	3,800	3,800	—	1,400	1,400
Other (b)	—	400	400	146	1,765	1,911
Total short-term borrowings	$3,261	$4,200	$7,461	$4,515	$3,165	$7,680
Weighted average interest rate (c)			1.0%			3.6%

(a)	Refer to Note 16 for further details on assets restricted as collateral for payment of the related debt.

(b)	Other primarily includes nonbank secured borrowings at our Commercial Finance Group at December 31, 2012 and Automotive Finance operations at December 31, 2011.

(c)	Based on the debt outstanding and the interest rate at December 31 of each year.